Share-Based Compensation (Range of Exercise Prices) (Details) - Employee Stock Options [Member] shares in Millions	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	14.2	14.7	14.1
Weighted- average exercise price	$ 80.65	$ 79.17	$ 76.58
Number of shares exercisable | shares	5.2	5.4
Weighted- average exercise price	$ 70.94	$ 68.51
Ranges Of Exercise Prices For Outstanding Shares Options One [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	1.7
Weighted- average remaining contractual life (years)	2 years 3 months 18 days
Weighted- average exercise price	$ 68.07
Number of shares exercisable | shares	1.7
Weighted- average exercise price	$ 68.07
Ranges Of Exercise Prices For Outstanding Shares Options One [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	53.15
Ranges Of Exercise Prices For Outstanding Shares Options One [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 69.39
Ranges Of Exercise Prices For Outstanding Shares Options Two [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.2
Weighted- average remaining contractual life (years)	4 years
Weighted- average exercise price	$ 72.13
Number of shares exercisable | shares	2.2
Weighted- average exercise price	$ 72.13
Ranges Of Exercise Prices For Outstanding Shares Options Two [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	71.88
Ranges Of Exercise Prices For Outstanding Shares Options Two [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 72.64
Ranges Of Exercise Prices For Outstanding Shares Options Three [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	5.6
Weighted- average remaining contractual life (years)	7 years 6 months
Weighted- average exercise price	$ 77.67
Number of shares exercisable | shares	1.3
Weighted- average exercise price	$ 72.84
Ranges Of Exercise Prices For Outstanding Shares Options Three [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	72.84
Ranges Of Exercise Prices For Outstanding Shares Options Three [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 81.78
Ranges Of Exercise Prices For Outstanding Shares Options Four [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.4
Weighted- average remaining contractual life (years)	7 years
Weighted- average exercise price	$ 90.55
Number of shares exercisable | shares	0.0
Weighted- average exercise price	$ 0
Range of exercise prices	$ 90.55
Ranges Of Exercise Prices For Outstanding Shares Options Five [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares options outstanding | shares	2.3
Weighted- average remaining contractual life (years)	6 years
Weighted- average exercise price	$ 95.33
Number of shares exercisable | shares	0.0
Weighted- average exercise price	$ 0
Range of exercise prices	$ 95.33